John Hancock

Fundamental All Cap Core Fund

Quarterly portfolio holdings 4/30/19

Fund’s investments

As of 4-30-19 (unaudited)

	Shares	Value
Common stocks 97.3%		$87,717,365
(Cost $69,294,509)

Communication services 19.1%		17,236,421

Entertainment 2.8%
Liberty Media Corp.-Liberty Formula One, Series C (A)	65,968	2,560,218
Interactive media and services 16.3%
Alphabet, Inc., Class A (A)	3,191	3,825,881
CarGurus, Inc. (A)	59,011	2,404,108
Facebook, Inc., Class A (A)	27,090	5,239,206
Twitter, Inc. (A)	80,356	3,207,008

Consumer discretionary 24.1%		21,703,950

Household durables 8.5%
Lennar Corp., A Shares	91,019	4,735,719
NVR, Inc. (A)	409	1,289,364
Tempur Sealy International, Inc. (A)	27,274	1,674,624
Internet and direct marketing retail 8.8%
Amazon.com, Inc. (A)	4,111	7,919,925
Leisure products 4.6%
Polaris Industries, Inc.	42,726	4,118,786
Specialty retail 1.4%
Group 1 Automotive, Inc.	15,707	1,230,015
Textiles, apparel and luxury goods 0.8%
Salvatore Ferragamo SpA	32,419	735,517

Consumer staples 4.8%		4,310,935

Beverages 4.3%
Anheuser-Busch InBev SA, ADR	32,506	2,891,084
Diageo PLC, ADR	5,698	960,911
Food products 0.5%
The Hain Celestial Group, Inc. (A)	21,033	458,940

Energy 6.3%		5,661,394

Energy equipment and services 2.8%
Baker Hughes, a GE Company	52,882	1,270,226
National Oilwell Varco, Inc.	23,857	623,622
Schlumberger, Ltd.	14,595	622,915
Oil, gas and consumable fuels 3.5%
Cheniere Energy, Inc. (A)	27,658	1,779,792
Kinder Morgan, Inc.	26,104	518,686
Suncor Energy, Inc.	25,641	846,153

Financials 16.4%		14,812,500

Banks 9.6%
Bank of America Corp.	131,607	4,024,542
Citigroup, Inc.	59,203	4,185,652
First Hawaiian, Inc.	16,948	468,612
Capital markets 5.1%
Morgan Stanley	60,089	2,899,294
The Goldman Sachs Group, Inc.	8,247	1,698,222
Consumer finance 1.7%
American Express Company	6,432	754,023
Synchrony Financial	22,560	782,155

2 JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

				Shares	Value
Health care 6.8%					$6,142,425

Biotechnology 3.8%
Alnylam Pharmaceuticals, Inc. (A)				5,137	458,940
Amgen, Inc.				13,228	2,372,045
Moderna, Inc. (A)				21,846	568,651
Health care equipment and supplies 1.2%
Hologic, Inc. (A)				23,941	1,110,384
Health care providers and services 0.8%
Anthem, Inc.				2,697	709,392
Pharmaceuticals 1.0%
Allergan PLC				6,279	923,013

Industrials 8.2%					7,421,856

Electrical equipment 1.8%
Regal Beloit Corp.				9,143	777,886
Sensata Technologies Holding PLC (A)				17,720	884,937
Industrial conglomerates 2.4%
General Electric Company				214,564	2,182,116
Machinery 0.6%
The Manitowoc Company, Inc. (A)				25,338	452,537
Wabtec Corp.				1,152	85,329
Professional services 2.3%
IHS Markit, Ltd. (A)				36,113	2,067,830
Trading companies and distributors 1.1%
United Rentals, Inc. (A)				6,892	971,221

Information technology 8.8%					7,884,299

Semiconductors and semiconductor equipment 1.5%
Analog Devices, Inc.				4,820	560,277
NVIDIA Corp.				4,377	792,237
Software 2.0%
Workday, Inc., Class A (A)				8,467	1,741,069
Technology hardware, storage and peripherals 5.3%
Apple, Inc.				19,763	3,965,841
Samsung Electronics Company, Ltd.				20,980	824,875

Real estate 2.8%					2,543,585

Equity real estate investment trusts 2.3%
American Tower Corp.				10,614	2,072,914
Real estate management and development 0.5%
Five Point Holdings LLC, Class A (A)				55,308	470,671

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 2.5%					$2,233,213
(Cost $2,233,213)

U.S. Government Agency 0.5%					482,000

Federal Agricultural Mortgage Corp. Discount Note	2.350	05-01-19		214,000	214,000
Federal Home Loan Bank Discount Note	2.300	05-01-19		268,000	268,000

		Yield (%)		Shares	Value
Money market funds 0.1%					36,213

State Street Institutional U.S. Government Money Market Fund, Premier Class		2.3673	(B)	36,213	36,213

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND 3

	Par value^	Value
Repurchase agreement 1.9%		1,715,000

Barclays Tri-Party Repurchase Agreement dated 4-30-19 at 2.700% to be repurchased at $1,715,129 on 5-1-19, collateralized by $1,732,397 U.S. Treasury Inflation Indexed Notes, 0.625% due 7-15-21 (valued at $1,749,478, including interest)	1,715,000	1,715,000

Total investments (Cost $71,527,722) 99.8%		$89,950,578
Other assets and liabilities, net 0.2%		138,453
Total net assets 100.0%		$90,089,031

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

4 JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$17,236,421	$17,236,421	—	—
Consumer discretionary	21,703,950	20,968,433	$735,517	—
Consumer staples	4,310,935	4,310,935	—	—
Energy	5,661,394	5,661,394	—	—
Financials	14,812,500	14,812,500	—	—
Health care	6,142,425	6,142,425	—	—
Industrials	7,421,856	7,421,856	—	—
Information technology	7,884,299	7,059,424	824,875	—
Real estate	2,543,585	2,543,585	—	—
Short-term investments	2,233,213	36,213	2,197,000	—

Total investments in securities	$89,950,578	$86,193,186	$3,757,392	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

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For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

376Q3	04/19
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.	6/19